Deferred Government Grants	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Deferred Government Grants [Abstract]
DEFERRED GOVERNMENT GRANTS

NOTE 17 — DEFERRED GOVERNMENT GRANTS

Deferred government grants are funds received from the PRC government for R&D, investment in building or improvement in YS Group’s production facilities. These specific subsidies are recorded as deferred government grants upon receipt and are recognized as government grants recognized in income when the conditions are met. Other subsidies are recognized as other income upon receipt as further performance by YS Group is not required. YS Group received government grants that were deferred of nil and RMB1.2 million in the six months of 2023 and 2022, respectively. In addition, YS Group received RMB13.5 million and RMB13.2 million other subsidies that the government has not set any conditions and are not tied to future trends or performance of YS Group and were recognized in other income in the six months of 2023 and 2022, respectively.

Deferred government grants included the following:

	March 31, 2023	September 30, 2023	September 30, 2023
	(RMB)	(RMB)	(US$)
		(Unaudited)	(Unaudited)
Government grants for property, plant and equipment
Balance at beginning of the period (audited)	22,030,690	20,575,012	$2,865,680
Addition	—	—	—
Recognized as income	(1,455,678)	(727,839)	(101,373)
Subtotal	20,575,012	19,847,173	$2,764,307

Government grants for R&D
Balance at beginning of the period (audited)	10,318,528	5,327,196	$741,970
Addition	4,000,000	—	—
Recognized as income	(8,991,332)	(420,011)	(58,499)
Subtotal	5,327,196	4,907,185	$683,471
Total deferred government grants	25,902,208	24,754,358	$3,447,778

Less: current portion	2,295,701	2,295,701	$319,744

Non-current portion	23,606,507	22,458,657	$3,128,034

Government grants included the following:

	September 30,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
		(Unaudited)	(Unaudited)
Government grants for property, plant and equipment
Specific subsidies	727,839	727,839	$101,373
Other subsidies	—	260,200	36,241
Subtotal	727,839	988,039	$137,614

Government grants for R&D
Specific subsidies	8,498,711	420,011	$58,499
Other subsidies	—	2,510,000	349,592
Subtotal	8,498,711	2,930,011	$408,091

Other	13,230,141	10,709,509	$1,491,616

Total	22,456,691	14,627,559	$2,037,321

Government grants for property, plant and equipment

YS Group has seven deferred government grants for property, plant and equipment, and fulfilled the conditions attached to all the grants. RMB0.7 million was amortized from deferred government grant into government grant recognized in income in the six months ended September 30, 2023, compared to RMB0.7 million for the six months ended September 30, 2022. RMB1.5 million will be amortized in next 12 months ended September 30, 2024 which was included in the current deferred government grant and RMB18.4 million will be amortized after September 2024 which was included in the non-current portion of deferred government grants. RMB0.3 million was recorded as government grant recognized in income for the six months ended September 30, 2023, compared to nil for the six months ended September 30, 2022.

Government grants for research and development

YS Group has one deferred government grant for various R&D projects, and fulfilled the conditions attached to it in 2010. RMB0.8 million will be amortized in next 12 months ended September 30, 2024 which was included in the current deferred government grant and RMB4.1 million will be amortized after September 2024 which was included in the non-current portion of deferred government grants. RMB2.5 million was recorded as government grant recognized in income for the six months ended September 30, 2023, compared to nil for the six months ended September 30, 2022.

NOTE 18 — DEFERRED GOVERNMENT GRANTS

Deferred government grants represent funds received from the PRC government for R&D, investment in building or improvement in YS Group’s production facilities. These specific subsidies are recorded as deferred government grants upon receipt and are recognized as government grants recognized in income when the conditions are met. Other subsidies are recognized as other income upon receipt as further performance by YS  Group is not required. YS Group received government grants that were deferred in the amount of RMB4.0 million and RMB3.6 million in fiscal 2023 and 2022, respectively. In addition, YS Group received RMB15.7 million and RMB20.8 million other subsidies that the government has not set any conditions and are not tied to future trends or performance of YS Group and were recognized in other income in 2023 and 2022, respectively.

Deferred government grants included the following:

	As of March 31,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
Government grants for property, plant and equipment
Balance at beginning of the year	21,847,340	22,030,690	$3,206,003
Addition	1,552,000	—	—
Recognized as income	(1,368,650)	(1,455,678)	(211,837)
Subtotal	22,030,690	20,575,012	$2,994,166

Government grants for research and development
Balance at beginning of the year	11,158,551	10,318,528	$1,501,598
Addition	—	4,000,000	582,098
Recognized as income	(840,023)	(8,991,332)	(1,308,458)
Subtotal	10,318,528	5,327,196	$775,238
Total deferred government grants	32,349,218	25,902,208	$3,769,404

Less: current portion	2,295,701	2,295,701	$334,081

Non-current portion	30,053,517	23,606,507	$3,435,323

Government grants for property, plant and equipment

YS Group has seven deferred government grants related to property, plant and equipment, and has fulfilled the conditions attached to all the grants. RMB1.5 million was amortized from deferred government grant into government grant recognized in income in fiscal 2023, as compared to RMB1.4 million for the fiscal year ended March 31, 2022. RMB1.5 million will be amortized in fiscal 2024 which was included in the current deferred government grant and RMB19.1 million will be amortized after 2024 which was included in the non-current portion of deferred government grants. Nil was recorded as government grant recognized in income for the fiscal year ended March 31, 2023, as compared to RMB18.5 million for the fiscal years ended March 31, 2022.

Government grants for research and development

YS Group has four deferred government grants related to various R&D projects, and fulfilled the conditions attached to three grants. RMB9.0 million was amortized from deferred government grant into government grant recognized in income in fiscal 2023, as compared to RMB0.8 million for the fiscal year ended March 31, 2022. RMB0.8 million will be amortized in fiscal 2024 which was included in the current deferred government grant and RMB4.5 million will be amortized after 2023 which was included in the non-current portion of deferred government grants. RMB0.1 million was recorded as government grant recognized in income for the year ended March 31, 2023, as compared to RMB2.0 million for the years ended March 31, 2022.